T-15 Acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	May. 17, 2013	Dec. 31, 2015	Oct. 18, 2013
Business Acquisition [Line Items]
Consideration transferred		$ 2,695.0
Contingent consideration		898.8
Plus: Working capital adjustment		2.2
Excess of sales price over net assets acquired		1,306.6
Cash		$ 1,796.2
Tender Rig T15
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Consideration transferred	$ 210.0
Contingent consideration	100.5
Plus: Working capital adjustment	34.9
Excess of sales price over net assets acquired	79.4
Cash	109.5
Secured Debt | $440 facility
Business Acquisition [Line Items]
Maximum borrowing capacity	$ 440.0		$ 440.0